UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	August 11, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $2,284,853 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

ASHLAND INC NEW			COM		044209104	54927	 850000		SOLE		 850000		0	0
AUXILIUM PHARMACEUTICALS INC	COM		05334D107      	35280	1800000		SOLE		1800000		0	0
AVIS BUDGET GROUP		COM		053774105      128175	7500000		SOLE		7500000		0	0
BANCO SANTANDER BRASIL S A	ADS REP 1 UNIT	05967A107	70260	6000000		SOLE		6000000		0	0
BLUELINX HLDGS INC		COM		09624H109	 3591	1554396		SOLE		1554396		0	0
CENTRAL PAC FINL CORP		COM		154760409	23176	1655423		SOLE		1655423		0	0
CHARTER COMMUNICATIONS INC	COM		16117M305      114343	2107311		SOLE		2107311		0	0
COMMUNITY HEALTH SYS INC NEW	COM		203668108      	46224	1800000		SOLE		1800000		0	0
CROWN CASTLE INTL CORP		COM		228227104      136647   3350000	 	SOLE		3350000		0	0
DANA HLDG CORP			COM		235825205	68625	3750000		SOLE		3750000		0	0
DARLING INTL INC		COM		237266101	 9735	 550000		SOLE		 550000		0	0
ENERGY XXI (BERMUDA) LTD	COM		G10082140	66440	2000000		SOLE		2000000		0	0
ESSEX RENT CORP			COM		297187106	13165	1997705		SOLE		1997705		0	0
FREEPORT-MCMORAN COPPER & GO	CALL		35671D907      105320	2000000	 CALL	SOLE		2000000		0	0
GENERAL MLS INC			CALL		370334904	73840	2000000	 CALL	SOLE		2000000		0	0
GRAFTECH INTL LTD		COM		384313102	46621	2300000		SOLE		2300000		0	0
GRIFFON CORP			COM		398433102	 4080	 404771		SOLE		 404771		0	0
HSN INC				COM		404303109	49380	1500000		SOLE		1500000		0	0
HUNTSMAN CORP			COM		447011107      108388	5750000		SOLE		5750000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306	 6954	3234505		SOLE		3234505		0	0
ITT CORP			CALL		450911902	88395	1500000	 CALL	SOLE		1500000		0	0
LIBERTY MEDIA CORP NEW		COM		53071M104      	50310	3000000		SOLE		3000000		0	0
MACQUARIE INFRASTR CO LLC	COM		55608B105      106950	3875000		SOLE		3875000		0	0
MARATHON OIL CORP		COM		565849106	42435	1025000		SOLE		1025000		0	0
MARKET VECTORS ETF TR		COM		57060U100       46402	 850000		SOLE		 850000		0	0
MERCK & CO INC NEW		COM		58933Y105      105870	3000000		SOLE		3000000		0	0
METLIFE INC			COM		59156R108       57031	1300000		SOLE		1300000		0	0
NCI BUILDING SYS INC		COM		628852105      	 3544	 311227		SOLE		 311227		0	0
NEWS CORP			COM		65248E104	70800	4000000		SOLE		4000000		0	0
PETROHAWK ENERGY CORP		COM		716495106	61675	2500000	 	SOLE		2500000		0	0
PETROHAWK ENERGY CORP		CALL		716495906      135685	5500000	 CALL	SOLE		5500000		0	0
PLAINS EXPL& PRODTN CO		COM		726505100	83864	2200000		SOLE		2200000		0	0
ROCK-TENN CO			COM		772739207	66340	1000000		SOLE		1000000		0	0
SILGAN HOLDINGS INC		COM		827048109	31752	 775000		SOLE		 775000		0	0
SM ENERGY CO			COM		78454L100	22051	 300100		SOLE		 300100		0	0
SMITH A O			COM		831865209       82037   1939400		SOLE		1939400		0	0
SUNOCO INC			COM		86764P109      	47967	1150000		SOLE		1150000		0	0
TEMPLE INLAND INC		COM		879868107	68402	2300000		SOLE		2300000		0	0
TEVA PHARMACEUTICAL INDS LTD	CALL		881624909	48220	1000000	 CALL	SOLE		1000000		0	0
TEVA PHARMACEUTICAL INDS LTD	COM		881624209	61481	1275000		SOLE		1275000		0	0
WARNACO GROUP INC		COM		394390402	99536	1905000		SOLE		1905000		0	0
UNITED CONTL HLDGS INC		COM		910047109	56575	2500000		SOLE		2500000		0	0
UNITED CONTL HLDGS INC		CALL		910047909	11315	 500000	 CALL	SOLE		 500000		0	0
VALSPAR CORP			COM		920355104	99085	2747800		SOLE		2747800		0	0
VANGUARD WORLD FDS		COM		922036207	60524	3525000		SOLE		3525000		0	0
VISA INC			COM		92826C839	35811	 425000		SOLE		 425000		0	0
WILLIAM COS INC DEL		CALL		969457900	75625	2500000	 CALL	SOLE		2500000		0	0







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